Finance Lease - Maturities of the Finance Lease Liability (Details)	Dec. 31, 2023 USD ($)
Maturities of the finance lease liability
2024	$ 93,000
2025	130,000
2026	210,000
2027	210,000
2028	207,000
Thereafter	8,760,000
Total lease payments	9,610,000
Interest	(6,846,000)
Lease Liability	$ 2,764,000